DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Tables)	12 Months Ended
Dec. 31, 2025
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Schedule of Assets and Liabilities Information of Group's VIE and Net Revenues, Net Loss and Cash Flows

	As of December 31,
	2024	2025
	RMB	RMB
Cash	360,788	171,249
Prepaid expenses and other current assets	—	7,062
Total current assets	360,788	178,311
Long-term investments (i)	42,537,827	37,753,202
Other non-current assets	10,000	10,000
Total assets	42,908,615	37,941,513
Accrued expenses and other payables	117,920	62,496
Amounts due to related parties (ii)	66,217,253	67,411,670
Total current liabilities	66,335,173	67,474,166
Total liabilities	66,335,173	67,474,166

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues	—	—	—
Net loss	(7,615,247)	(8,028,114)	(6,106,095)

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash used in operating activities	(952,664)	(1,496,430)	(1,390,039)
Net cash used in investing activities	—	—	—
Net cash provided by financing activities (iii)	1,050,000	1,600,000	1,200,500
(i)

Long-term investments as of December 31, 2024 and 2025 include investment cost and share of losses derived from the 30.96 % equity interests investment in Beijing Huanqiuyimeng Education Consultation Corp. (“Huanqiuyimeng”) in the amount of RMB 42,537,827 and RMB 37,753,202 respectively, which is eliminated on consolidation.

(ii)	Amounts due to related parties represent the amounts due to the Company’s subsidiaries, which are eliminated on consolidation.
(iii)

RMB1,050,000, RMB1,600,000 and RMB 1,200,500 of net cash provided by financing activities for the years ended December 31, 2023, 2024 and 2025 respectively were related to the transactions with the Company’s subsidiaries, which are eliminated on consolidation.

Credit Concentration Risk | Cash and cash equivalents
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Schedule of Significant Concentrations and Risks

	As of December 31,
	2024	2025
	RMB	RMB
Financial institutions in the mainland of the PRC
— Denominated in Renminbi (“RMB”)	27,548,189	28,828,342
— Denominated in U.S. Dollar (“USD”)	150	155
Total cash balances held at mainland PRC financial institutions	27,548,339	28,828,497
Financial institutions in Hong Kong Special Administrative Region (“HKSAR”) of the PRC
— Denominated in Hong Kong Dollar (“HKD”)	581	5,822
— Denominated in USD	8,975,075	56,401,795
— Held in RMB	—	86
— Held in GBP	—	87
— Held in AUD	—	1
Total cash and cash equivalents balances held at HKSAR financial institutions	8,975,656	56,407,791
Total cash and cash equivalents balances held at financial institutions	36,523,995	85,236,288